Summary of significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Summary of significant accounting policies
Schedule of estimated useful lives of property and equipment

Equipment:	5 years
Furnitures & Fixtures:	5 - 7 years

Schedule of fair value of the Company's derivative liabilities

	March 2019	March 2019
	Conversion	Warrant
	Feature	Liability	Total
Balance at August 31, 2019	$2,852,000	$904,000	$3,756,000
Reclassification to APIC due to note settlements, exchanges or conversions	(1,784,000)	(195,000)	(1,979,000)
Change in fair value	(1,068,000)	(709,000)	(1,777,000)
Balance at May 31, 2020 (unaudited)	$-	$-	$-

	March 2019	March 2019
	Conversion	Warrant
	Feature	Liability
	(unaudited)	(unaudited)
Risk free rate	0.08-0.17%	1.6%
Market price per share	$6.68	$6.68
Life of instrument in years	0.47-1.15	4.0
Volatility	117-139%	102%
Dividend yield	0%	0%

	Conversion	Warrant
	Features	Liability	Total
Balance at August 31, 2018	$—	$—	$—
Initial recognition	2,421,000	3,917,000	6,338,000
Reclassification to equity	(13,000)	—	(13,000)
Change in fair value	444,000	(3,013,000)	(2,56s9,000)
Balance at August 31, 2019	$2,852,000	$904,000	$3,756,000

Schedule of earning per common share

	For the year ended
	August 31,
	2019	2018
Losses per common share:
Loss from continuing operations	$(24,724,000)	$(18,049,000)
Income from continuing operations	5,997,000	1,226,000
Net loss allocated to common shareholders	$(18,727,000)	$(16,823,000)
Weighted average shares outstanding	817,720	720,253
Loss from continuing operations per common share	$(30.24)	$(25.06)
Income from continuing operations per common share	7.34	1.70
Basic and Fully Diluted net loss per common share	$(22.90)	$(23.36)

Schedule of weighted average dilutive common shares

	For the Three	For the Three
	Months	Months
	Ended	Ended
	May 31,	May 31,
	2020	2019

Options	43,406	48,792
Senior Convertible Notes (Note 5)	—	308,312
Warrants	1,896,209	107,410
Total potentially dilutive shares	1,939,615	464,514

	For the year	For the year
	ended	ended
	August 31,	August 31,
	2019	2018
Options	50,749	33,594
Senior Secured Convertible Notes (Note 9)	491,868	100,402
Warrants	107,410	94,470
Total potentially dilutive shares	650,027	228,466

Schedule of revision on line items in financial statements

	August 31, 2018
	As Previously
	Reported	Adjustments	As Restated
Convertible note, net	$7,156,000	(985,000)	$6,171,000
Additional Paid-In Capital	17,234,000	1,231,000	18,465,000
Accumulated deficit	(25,977,000)	(246,000)	(26,223,000)
Net Loss	$(16,577,000)	(246,000)	$(16,823,000)
Net loss per share – Basic and diluted	$(23.02)	—	$(23.36)